Organization, Operations and Basis of Accounting (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Jun. 17, 2014	Jun. 23, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,732,629
Stock Issued During Period, Shares, Conversion of Units	2,932,629
Stock Issued During Period, Shares, New Issues		850,000
Proceeds from Issuance of Common Stock (in Dollars)		$ 6,144,000
Members' Equity			23,887,035	21,442,366	13,519,036
SIGNAL GENETICS LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Members' Equity			23,887,000
Notes Payable - Related Party [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)	27,326,287
Class C Units [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,732,629
Common Class C And A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, Conversion of Units	2,932,629		2,791,354